TRADE RECEIVABLES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
TRADE RECEIVABLES
Schedule of trade receivables

The balance of trade receivables consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Trade receivables, net
Games trade receivables	$30,177	$28,270
Kiosk trade receivables	4,301	5,247
Warranty and other trade receivables	4,742	4,180

Total trade receivables, net	$39,220	$37,697

The balance of trade receivables consisted of the following (in thousands):

.	At June 30,	At December 31,
	2015	2014

Trade receivables, net
Games trade receivables	$32,800	$28,270
Kiosk trade receivables	4,723	5,247
Warranty and other trade receivables	4,311	4,180
Total trade receivables, net	$41,834	$37,697

The balance of trade receivables consisted of the following (in thousands):

.	At December 31,
	2014	2013

Trade receivables, net
Games trade receivables	$28,270	$—
Kiosk trade receivables	5,247	8,262
Warranty and other trade receivables	4,180	3,396
Total trade receivables, net	$37,697	$11,658

Schedule of the activity for the check warranty reserve

A summary activity of the reserve for warranty losses is as follows (in thousands):

Amount
Balance, December 31, 2011	$6,756
Warranty expense provision	5,226
Charge offs against reserve	(5,074)
Balance, December 31, 2012	$6,908
Warranty expense provision	7,874
Charge offs against reserve	(12,005)
Balance, December 31, 2013	2,777
Warranty expense provision	9,029
Charge offs against reserve	(9,022)
Balance, December 31, 2014	$2,784